SHARE-BASED COMPENSATION - Restricted ordinary shares (Details)					1 Months Ended		12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥)	May 27, 2016	Jan. 07, 2016 CNY (¥) shares	Feb. 29, 2016 CNY (¥)	May 31, 2015 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
SHARE-BASED COMPENSATION
Ordinary shares, outstanding | shares									64,570,520	64,570,520
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 8,935,076
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 10,535,229	¥ 33,537,572
Restricted ordinary shares
SHARE-BASED COMPENSATION
Vesting period						4 years
Period to repurchase restricted ordinary shares						60 days
Estimated fair value of ordinary shares | $ / shares						$ 0.53
Share-based compensation expenses, upon waiver of service condition					¥ 7,574,133
Modification of restricted ordinary shares | shares				3,307,500
Unrecognized compensation cost				¥ 9,803,035
Share-based compensation expenses								¥ 226,242,279		¥ 59,230,943	¥ 75,584,806
Total fair value of shares vested								¥ 264,075,922		¥ 58,848,966	73,692,770
Number of Shares
Outstanding at beginning of period (in shares) | shares								32,689,010
Granted (in shares) | shares						59,459,020
Vested (in shares) | shares								(32,689,010)
Outstanding at end of period (in shares) | shares										32,689,010
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share) | $ / shares							$ 0.57
Vested (in dollars per share) | $ / shares							$ 0.57
Outstanding at end of period (in dollars per share) | $ / shares									$ 0.57
Restricted ordinary shares | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses								¥ 18,371,203		¥ 13,045,853	12,821,215
Restricted ordinary shares | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses		173,156,580						¥ 207,871,076		¥ 46,185,090	¥ 62,763,591
Restricted ordinary shares | Mr. Yi'nan Li
SHARE-BASED COMPENSATION
Restricted ordinary shares not to repurchased (in shares)		9,798,125
Restricted ordinary shares | Mr. Mingming Huang
SHARE-BASED COMPENSATION
Restricted ordinary shares not to repurchased (in shares)		¥ 451,000
Restricted ordinary shares | ELLY Holdings
SHARE-BASED COMPENSATION
Vesting period				4 years
Shares Issued / Transferred | shares				3,307,500
Ordinary shares, outstanding | shares				6,615,000
Restricted ordinary shares | Smart Power Group Limited
SHARE-BASED COMPENSATION
Vesting period				3 years
Shares Issued / Transferred | shares				1,804,000
Restricted ordinary shares | Smart Power Group Limited | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Restricted ordinary shares | Smart Power Group Limited | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage								75.00%